Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions	The following summarizes the Company's interest rate swap agreement as at December 31, 2021:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset $	Remaining Term (years)	Fixed Swap Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	550	3.0	0.76
(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of December 31, 2021, ranged from 2.25% to 2.40%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Derivative assets $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2021
Interest rate swap agreement	668	(118)	—
Forward freight agreements	—	(4)	—
	668	(122)	—

As at December 31, 2020
Interest rate swap agreement	—	(289)	(597)
	—	(289)	(597)

Realized and unrealized gains (losses) on derivative instruments not designated as hedging instruments
Realized and unrealized gains (losses) relating to the interest rate swap and FFAs are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of (loss) income as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Realized (losses) gains relating to:
Interest rate swap agreements	(296)	481	2,791
Forward freight agreements	(572)	(1,242)	1,489
	(868)	(761)	4,280

Unrealized gains (losses) relating to:
Interest rate swap agreements	1,436	(1,545)	(5,218)
Forward freight agreements	(4)	86	(29)
	1,432	(1,459)	(5,247)
Total realized and unrealized gain (loss) on derivative instruments	564	(2,220)	(967)